Additional disclosure requirements (Tables)	6 Months Ended
Jun. 30, 2023
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Condensed Balance Sheets

UNAUDITED CONDENSED BALANCE SHEETS	30 June 2023	31 December 2022
(Parent company only)	(Millions of Euros)
Assets
Cash and due from banks	158,281	177,920
Of which:
To bank subsidiaries	7,510	14,548
Trading account assets	104,836	92,128
Investment securities	58,000	47,560
Of which:
To bank subsidiaries	16,248	14,287
To non-bank subsidiaries	1,171	1,327
Net Loans and leases	302,561	314,905
Of which:
To non-bank subsidiaries	23,473	25,312
Investment in affiliated companies	96,997	94,213
Of which:
To bank subsidiaries	73,360	70,698
To non-bank subsidiaries	23,637	23,515
Premises and equipment, net	6,466	6,513
Other assets	14,663	16,787
Total assets	741,804	750,026

Liabilities
Deposits	378,537	418,841
Of which:
To bank subsidiaries	8,514	16,619
To non-bank subsidiaries	12,995	15,106
Short-term debt	93,116	54,255
Long-term debt	104,059	114,447
Total debt	197,175	168,702
Of which:
To bank subsidiaries	88	—
To non-bank subsidiaries	2,147	1,638
Other liabilities	94,986	92,437
Total liabilities	670,698	679,980

Stockholders' equity
Capital stock	8,092	8,397
Retained earnings and other reserves	63,014	61,649
Total stockholders' equity	71,106	70,046

Total liabilities and Stockholders’ Equity	741,804	750,026

Condensed Statements of Income
Following are the summarised unaudited statements of income of Banco Santander, S.A. for the periods ended 30 June 2023 and 2022.

UNAUDITED CONDENSED STATEMENTS OF INCOME	Six months ended	Six months ended
(Parent company only)	30 June 2023	30 June 2022
	(Millions of Euros)
Interest income	13,380	7,004
Interest from earning assets	10,249	4,191
Dividends from affiliated companies	3,131	2,813
Of which:
From bank subsidiaries	2,618	2,625
From non-bank subsidiaries	513	188

Interest expense	(6,938)	(2,068)
Interest income / (Charges)	6,442	4,936
Provision for credit losses	(755)	(818)
Interest income / (Charges) after provision for credit losses	5,687	4,118
Non-interest income:	2,397	2,558
Non-interest expense:	(4,187)	(4,202)
Income before income taxes	3,897	2,474
Income tax expense	(243)	(43)
Net income	3,654	2,431

Condensed Statements of Comprehensive Income
Following are the summarised unaudited statements of comprehensive income of Banco Santander, S.A. for the periods ended 30 June 2023 and 2022.

UNAUDITED CONDENSED STATEMENTS OF	Six months ended	Six months ended
COMPREHENSIVE INCOME (Parent company only)	30 June 2023	30 June 2022
	(Millions of Euros)

NET INCOME	3,654	2,431
OTHER COMPREHENSIVE INCOME	(183)	(683)
Items that may be reclassified subsequently to profit or loss	104	(551)
Hedging instruments (items not designated)	—	—
Revaluation gains (losses)	—	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Debt instruments at fair value with changes in other comprehensive income	43	(378)
Revaluation gains (losses)	38	(327)
Amounts transferred to income statement	5	(52)
Other reclassifications	—	—
Cash flow hedges:	133	(408)
Revaluation gains/(losses)	(24)	(394)
Amounts transferred to income statement	157	(14)
Amounts transferred to initial carrying amount of hedged items	—	—
Other reclassifications	—	—
Hedges of net investments in foreign operations:	—	—
Exchange differences	—	—
Non-current assets held for sale	—	—
Income tax	(72)	235
Items that will not be reclassified to profit or loss:	(287)	(132)
Actuarial gains/(losses) on pension plans	12	217
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(275)	(344)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(41)	37
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	41	(37)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(34)	84
Income tax relating to items that will not be reclassified	10	(89)
TOTAL COMPREHENSIVE INCOME	3,471	1,748

Condensed Cash Flow Statements
Following are the summarised unaudited cash flow statements of Banco Santander, S.A. for the periods ended 30 June 2023 and 2022.

UNAUDITED CONDENSED CASH FLOW STATEMENTS	Six months ended	Six months ended
(Parent company only)	30 June 2023	30 June 2022
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	3,654	2,431
Adjustments to profit	2,080	(483)
Net increase/decrease in operating assets	(10,186)	(59,337)
Net increase/decrease in operating liabilities	(14,608)	80,616
Reimbursements/payments of income tax	1,134	(287)
Total net cash flows from operating activities (1)	(17,926)	22,940

2. Cash flows from investing activities
Investments (-)	(2,438)	(2,072)
Divestments (+)	4,099	4,440
Total net cash flows from investment activities (2)	1,661	2,368

3. Cash flows from financing activities
Issuance of own equity instruments	—	—
Disposal of own equity instruments	336	202
Acquisition of own equity instruments	(1,622)	(1,067)
Issuance of debt securities	1,500	—
Redemption of debt securities	(438)	(1,203)
Dividends paid	(963)	(869)
Issuance/Redemption of equity instruments	—	—
Other collections/payments related to financing activities	(87)	(158)
Total net cash flows from financing activities (3)	(1,274)	(3,095)

4. Effect of exchange rate changes on cash and cash equivalents (4)	(429)	448

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	(17,968)	22,661
Cash and cash equivalents at beginning of period	130,083	91,736
Cash and cash equivalents at end of period	112,115	114,397

Schedule of preference shares and preferred securities
The following table shows the balance of the preference shares and preferred securities as of 30 June 2023 and 31 December 2022:

	30 June 2023	31 December 2022
	(Millions of Euros)
Preference shares	205	198
Preferred securities	7,864	7,898
Total at period-end	8,069	8,096

Schedule of preference shares and preferred securities by issuer

	Outstanding at 30 June 2023
		Amount in
Preference Shares		currency	Interest rate	Redemption
Issuer/Date of issue	Currency	(million)		Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 30 June 2023
		Amount in
Preferred Securities		currency	Interest rate		Maturity date
Issuer/Date of issue	Currency	(million)

Banco Santander, S.A.
Banco Santander, S.A., September 2017	Euro	1,000.0	5.25%	(B)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.75%	(C)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,200.0	7.50%	(D)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,500.0	4.375%	(E)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	1,000.0	4.75%	(F)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(G)	Perpetuity
Banco Santander, S.A., September 2021	Euro	1,000.0	3.625%	(H)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of Banco Santander. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the 5-year Mid-Swap Rate.
C.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 409.7 basis points on the Mid-Swap Rate.
D.Payment is subject to certain conditions and to the discretion of Banco Santander. The 7.50% interest rate is set for the first five years. After that, it will be reviewed every 5 years by applying a margin of 498.9 basis points on the Mid-Swap Rate.
E.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis points on the 5-year Mid-Swap Rate.
F.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
G.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro mid-swap.
H.Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year Mid-Swap Rate.